LEASES	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES	LEASES
The Company's lease contracts relate to a variety of assets used in its operational and administrative activities through several units, such as land, buildings, vehicles, industrial machinery, logistic and commercial facilities and power generation facilities. There were no sale and lease back transactions, no subleases and no restrictions or covenants imposed on the Company's currently effective lease contracts.
Balances for the Company’s lease activities as of June 30, 2025 and December 31, 2024 and for the six month period ended June 30, 2025 and 2024 are summarized as follows:

	June 30, 2025	December 31, 2024
Lease liabilities	1,180	1,034
Right of-use assets:
Land, buildings and improvements	1,026	869
Machinery, equipment and others	371	371
Total right-of-use assets	1,397	1,240

	Six months ended June 30, 2025	Six months ended June 30, 2024
Depreciation and impairment charges:
Land, buildings and improvements	67	73
Machinery, equipment and others	46	39
Total depreciation and impairment charges	113	112

Other lease related expenses:
Interest expense on lease liabilities	29	27
Expenses of short-term leases	68	58
Expenses of leases of low-value assets	49	45
Expenses related to variable lease payments	34	33

Additions to right-of-use assets	132	65
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	111	113